Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt outstanding	$ 451,979	$ 460,878
Deferred financing costs	(1,660)	(1,766)
Total debt, net of deferred financing costs	450,319	459,112
Current portion of long-term debt	46,532	45,032
Long-term debt, net of current portion and deferred financing costs	403,787	414,080
[RevolvingCreditFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	255,000	270,000
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	26,500	29,200
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	49,225	33,400
[CreditAgricoleCorporateAndInvestmentBankMember]
Debt Instrument [Line Items]
Total debt outstanding	13,000	14,000
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	65,428	69,054
[NordeaBankFinlandPlcLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	$ 42,826	$ 45,224